Note 3 - Acquisitions (Details) - Purchase Price Allocation In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Aug. 31, 2011 Guangzhou Huajie Insurance Agency Co Ltd [Member] CNY	Aug. 31, 2011 Dongguan Zhongxin Insurance Agency Co Ltd [Member] CNY
Note 3 - Acquisitions (Details) - Purchase Price Allocation [Line Items]
Net tangible assets acquired					55	888
Intangible assets					4,840	5,389
Goodwill	12,976	78,553	78,553	1,154,373	21,204	20,070
Deferred tax assets					111
Deferred tax liabilities					(1,210)	(1,347)
Total consideration					25,000	25,000